Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	12. FAIR VALUE MEASUREMENTS
Fair Value Hierarchy
Fair value is defined as the price at which to sell an asset or transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. We use a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. The hierarchy is broken down into three levels as follows:
•Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments.
•Level 2 - Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices for identical assets or liabilities in inactive markets, or for which significant inputs are observable (e.g. interest rates, yield curves, prepayment speeds, default rates, loss severities, etc.) or can be corroborated by observable market data.
•Level 3 - Valuations based on unobservable inputs where there is little or no market activity. Unadjusted third party pricing sources or management's assumptions and internal valuation models may be used to determine the fair values.
In addition, certain of our other investments are measured at fair value using net asset value ("NAV") per share (or its equivalent) as a practical expedient and have not been classified within the fair value hierarchy above. We have categorized our assets and liabilities that are recorded at fair value on a recurring basis among levels based on the observability of inputs, or at fair value using NAV per share (or its equivalent) as follows:

	December 31, 2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Based on NAV as Practical Expedient	Total Fair Value
Investments:
Short-term and Fixed maturity investments:
U.S. government and agency	$—	$951,048	$—	$—	$951,048
U.K. government	—	51,082	—	—	51,082
Other government	—	502,153	—	—	502,153
Corporate	—	5,686,732	—	—	5,686,732
Municipal	—	162,669	—	—	162,669
Residential mortgage-backed	—	553,945	—	—	553,945
Commercial mortgage-backed	—	854,090	—	—	854,090
Asset-backed	—	557,460	—	—	557,460
	$—	$9,319,179	$—	$—	$9,319,179

Other assets included within funds held - directly managed	$—	$14,627	$—	$—	$14,627

Equities:
Publicly traded equity investments	$229,167	$31,600	$—	$—	$260,767
Exchange-traded funds	311,287	—	—	—	311,287
Privately held equity investments	—	—	274,741	—	274,741
	$540,454	$31,600	$274,741	$—	$846,795

Other investments:
Hedge funds	$—	$—	$—	$2,638,339	$2,638,339
Fixed income funds	—	285,837	—	266,704	552,541
Equity funds	—	5,073	—	185,694	190,767
Private equity funds	—	—	—	363,103	363,103
CLO equities	—	128,083	—	—	128,083
CLO equity funds	—	—	—	166,523	166,523
Private credit funds	—	—	9,250	183,069	192,319
Other	—	—	314	12,045	12,359
	$—	$418,993	$9,564	$3,815,477	$4,244,034
Total Investments	$540,454	$9,784,399	$284,305	$3,815,477	$14,424,635

Cash and cash equivalents	$385,790	$208,272	$—	$—	$594,062

Reinsurance balances recoverable on paid and unpaid losses:	$—	$—	$520,830	$—	$520,830

Other Assets:
Derivatives qualifying as hedging	$—	$1,169	$—	$—	$1,169
Derivatives not qualifying as hedges	—	2,964	—	—	2,964
Derivative instruments	$—	$4,133	$—	$—	$4,133

Losses and LAE:	$—	$—	$2,452,920	$—	$2,452,920

Other Liabilities:
Derivatives qualifying as hedging	$—	$28,947	$—	$—	$28,947
Derivatives not qualifying as hedges	—	5,195	—	—	5,195
Derivative instruments	$—	$34,142	$—	$—	$34,142

	December 31, 2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value Based on NAV as Practical Expedient	Total Fair Value
Investments:
Short-term and Fixed maturity investments:
U.S. government and agency	$—	$696,077	$—	$—	$696,077
U.K government	—	161,772	—	—	161,772
Other government	—	702,856	—	—	702,856
Corporate	—	5,448,270	—	—	5,448,270
Municipal	—	140,687	—	—	140,687
Residential mortgage-backed	—	400,914	—	—	400,914
Commercial mortgage-backed	—	813,746	—	—	813,746
Asset-backed	—	670,235	—	—	670,235
	$—	$9,034,557	$—	$—	$9,034,557

Other assets included within funds held - directly managed	$—	$14,207	$—	$—	$14,207

Equities:
Publicly traded equity investments	$297,310	$30,565	$—	$—	$327,875
Exchange-traded funds	133,047	—	—	—	133,047
Privately held equity investments	—	—	265,799	—	265,799
	$430,357	$30,565	$265,799	$—	$726,721

Other investments:
Hedge funds	$—	$—	$—	$1,121,904	$1,121,904
Fixed income funds	—	398,143	—	82,896	481,039
Equity funds	—	111,040	—	299,109	410,149
Private equity funds	—	—	—	323,496	323,496
CLO equities	—	—	87,555	—	87,555
CLO equity funds	—	—	—	87,509	87,509
Other	—	34	314	6,031	6,379
	$—	$509,217	$87,869	$1,920,945	$2,518,031
Total Investments	$430,357	$9,588,546	$353,668	$1,920,945	$12,293,516

Cash and cash equivalents	$144,984	$222,191	$—	$—	$367,175

Reinsurance balances recoverable on paid and unpaid losses:	$—	$—	$695,518	$—	$695,518

Other Assets:
Derivatives qualifying as hedging	$—	$642	$—	$—	$642
Derivatives not qualifying as hedges	—	1,369	—	—	1,369
Derivative instruments	$—	$2,011	$—	$—	$2,011

Losses and LAE:	$—	$—	$2,621,122	$—	$2,621,122

Other Liabilities:
Derivatives qualifying as hedging	$—	$11,452	$—	$—	$11,452
Derivatives not qualifying as hedges	—	4,106	—	—	4,106
Derivative instruments	$—	$15,558	$—	$—	$15,558
Valuation Methodologies of Financial Instruments Measured at Fair Value
Short-term and Fixed Maturity Investments
The fair values for all securities in the short-term and fixed maturity investments and funds held - directly managed portfolios are independently provided by the investment accounting service providers, investment managers and investment custodians, each of which utilize internationally recognized independent pricing services. We record the unadjusted price provided by the investment accounting service providers, investment managers or investment custodians and validate this price through a process that includes, but is not limited to: (i) comparison of prices against alternative pricing sources; (ii) quantitative analysis (e.g. comparing the quarterly return for each managed portfolio to its target benchmark); (iii) evaluation of methodologies used by external parties to estimate fair value, including a review of the inputs used for pricing; and (iv) comparing the price to our knowledge of the current investment market. Our internal price validation procedures and review of fair value methodology documentation provided by independent pricing services have not historically resulted in adjustment in the prices obtained from the pricing service.
The independent pricing services used by the investment accounting service providers, investment managers and investment custodians obtain actual transaction prices for securities that have quoted prices in active markets. Where we utilize single unadjusted broker-dealer quotes, they are generally provided by market makers or broker-dealers who are recognized as market participants in the markets for which they are providing the quotes. For determining the fair value of securities that are not actively traded, in general, pricing services use "matrix pricing" in which the independent pricing service uses observable market inputs including, but not limited to, reported trades, benchmark yields, broker-dealer quotes, interest rates, prepayment speeds, default rates and other such inputs as are available from market sources to determine a reasonable fair value.
The following describes the techniques generally used to determine the fair value of our short-term and fixed maturity investments by asset class, including the investments underlying the funds held - directly managed.
•U.S. government and agency securities consist of securities issued by the U.S. Treasury and mortgage pass-through agencies such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and other agencies. Non-U.S. government securities consist of bonds issued by non-U.S. governments and agencies along with supranational organizations. The significant inputs used to determine the fair value of these securities include the spread above the risk-free yield curve, reported trades and broker-dealer quotes. These are considered to be observable market inputs and, therefore, the fair values of these securities are classified as Level 2.
•Corporate securities consist primarily of investment-grade debt of a wide variety of corporate issuers and industries. The fair values of these securities are determined using the spread above the risk-free yield curve, reported trades, broker-dealer quotes, benchmark yields, and industry and market indicators. These are considered observable market inputs and, therefore, the fair values of these securities are classified as Level 2. Where pricing is unavailable from pricing services, such as in periods of low trading activity or when transactions are not orderly, we obtain non-binding quotes from broker-dealers. Where significant inputs are unable to be corroborated with market observable information, we classify the securities as Level 3.
•Municipal securities consist primarily of bonds issued by U.S.-domiciled state and municipal entities. The fair values of these securities are determined using the spread above the risk-free yield curve, reported trades, broker-dealer quotes and benchmark yields. These are considered observable market inputs and, therefore, the fair values of these securities are classified as Level 2.
•Asset-backed securities consist primarily of investment-grade bonds backed by pools of loans with a variety of underlying collateral. Residential and commercial mortgage-backed securities include both agency and non-agency originated securities. Where pricing is unavailable from pricing services, we obtain non-binding quotes from broker-dealers. This is generally the case when there is a low volume of trading activity and current transactions are not orderly. The significant inputs used to determine the fair value of these securities include the spread above the risk-free yield curve, reported trades, benchmark yields, prepayment speeds and default rates. The fair values of these securities are classified as Level 2 if the significant inputs are market observable. Where significant inputs are unable to be corroborated with market observable information, we classify the securities as Level 3.
Equities
Our investments in equities consist of a combination of publicly and privately traded investments. Our publicly traded equity investments in common and preferred stocks predominantly trade on major exchanges and are managed by our external advisors. Our exchange-traded funds also trade on major exchanges. Our publicly traded equities are widely diversified and there is no significant concentration in any specific industry. We use an internationally recognized pricing service to estimate the fair value of our publicly traded equities and exchange-traded funds. We have categorized the majority of our publicly traded equity investments, other than preferred stock, and our exchange-traded funds as Level 1 investments because the fair values of these investments are based on unadjusted quoted prices in active markets for identical assets. One equity security is trading in an inactive market and, as a result has been classified as Level 2. The fair value estimates of our investments in publicly traded preferred stock are based on observable market data and, as a result, have been categorized as Level 2.
Our privately held equity investments in common and preferred stocks are direct investments in companies that we believe offer attractive risk adjusted returns and/or offer other strategic advantages. Each investment may have its own unique terms and conditions and there may be restrictions on disposals. The market for these investments is illiquid and there is no active market. We use a combination of cost, internal models, reported values from co-investors/managers and observable inputs, such as capital raises and capital transactions between new and existing shareholders to calculate the fair value of the privately held equity investments. The fair value estimates of our investments in privately held equities are based on unobservable market data and, as a result, have been categorized as Level 3.
Other investments, at fair value
We have ongoing due diligence processes with respect to the other investments carried at fair value in which we invest, including active discussions with managers of the investments. These processes are designed to assist us in assessing the quality of information provided by, or on behalf of, each fund and in determining whether such information continues to be reliable or whether further review is warranted. Certain funds do not provide full transparency of their underlying holdings; however, we obtain the audited financial statements for funds annually and review the audited results relative to the net asset values provided by the managers, and regularly review and discuss the fund performance with the fund managers to corroborate the reasonableness of the reported net asset values ("NAV").
The use of NAV as an estimate of the fair value for investments in certain entities that calculate NAV is a permitted practical expedient. Due to the time lag in the NAV reported by certain fund managers we adjust the valuation for capital calls and distributions. Other investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. Other investments for which we do not use NAV as a practical expedient have been valued using prices from independent pricing services, investment managers and broker-dealers.
The following describes the techniques generally used to determine the fair value of our other investments.
•For our investments in hedge funds, we measure fair value by obtaining the most recently available NAV as advised by the external fund manager or third-party administrator. The fair values of these investments are measured using the NAV as a practical expedient and therefore have not been categorized within the fair value hierarchy.
•Our investments in fixed income funds and equity funds are valued based on a combination of prices from independent pricing services, external fund managers or third-party administrators. For the publicly available prices we have classified the investments as Level 2. For the non-publicly available prices we are using NAV as a practical expedient and therefore these have not been categorized within the fair value hierarchy.
•For our investments in private equity funds, we measure fair value by obtaining the most recently available NAV from the external fund manager or third-party administrator. The fair values of these investments are measured using the NAV as a practical expedient and therefore have not been categorized within the fair value hierarchy.
•We measure the fair value of our direct investment in CLO equities based on valuations provided by independent pricing services, our external CLO equity manager, and valuations provided by the broker or lead underwriter of the investment (the "broker"). The fair values measured using prices provided by independent pricing services have been classified as Level 2 and fair values using prices from brokers have been classified as Level 3 due to the use of unobservable inputs in the valuation and the limited number of relevant trades in secondary markets.
•For our investments in the CLO equity funds, we measure fair value by obtaining the most recently available NAV as advised by the external fund manager or third party administrator. The fair value of these investments is measured using the NAV as a practical expedient and therefore have not been categorized within the fair value hierarchy.
•Our investments in private credit funds are primarily valued by obtaining the most recently available NAV from the external fund manager or third-party administrator. The fair values of these investments are measured using the NAV as a practical expedient and therefore have not been categorized within the fair value hierarchy. Included within private credit funds is a loan which is valued at cost less distributions received to date.
•Included within other is an investment in a real estate debt fund, for which we measure fair value by obtaining the most recently available NAV from the external fund manager or third-party administrator. The fair value of this investment is measured using the NAV as a practical expedient and therefore has not been categorized within the fair value hierarchy.
Cash and Cash Equivalents
Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and are very close to maturity that they present insignificant risk of changes in value due to changes in interest rates. Included within cash and cash equivalents are money market funds, fixed interest deposits and highly liquid fixed maturity investments purchased with an original maturity of three months or less.
The majority of our cash and cash equivalents included within the fair value hierarchy are comprised of money market and liquid reserve funds which have been categorized as Level 1. Fixed interest deposits and highly liquid fixed maturity investments with an original maturity of three months or less have been categorized as Level 2. Operating cash balances are not subject to the recurring fair value measurement guidance and are therefore excluded from the fair value hierarchy.
Insurance Contracts - Fair Value Option
The Company uses an internal model to calculate the fair value of the liability for losses and loss adjustment expenses and reinsurance balances recoverable on paid and unpaid losses for certain retroactive reinsurance contracts where we have elected the fair value option. The fair value was calculated as the aggregate of discounted cash flows plus a risk margin. The discounted cash flow approach uses (i) estimated nominal cash flows based upon an appropriate payment pattern developed in accordance with standard actuarial techniques and (ii) a discount rate based upon a high quality rated corporate bond yield plus a credit spread for non-performance risk. The model uses corporate bond rates across the yield curve depending on the estimated timing of the future cash flows and specific to the currency of the risk. The risk margin was calculated using the present value of the cost of capital. The cost of capital approach uses (i) projected capital requirements, (ii) multiplied by the risk cost of capital representing the return required for non-hedgeable risk based upon the weighted average cost of capital less investment income and (iii) discounted using the weighted average cost of capital.
Derivative Instruments
The fair values of our derivative instruments, as described in Note 7 - "Derivatives and Hedging Instruments," are classified as Level 2. The fair values are based upon prices in active markets for identical contracts.
Level 3 Measurements and Changes in Leveling
Transfers into or out of levels are recorded at their fair values as of the end of the reporting period, consistent with the date of determination of fair value.
Investments
The following tables present a reconciliation of the beginning and ending balances for all investments measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2020 and 2019:

	2020
	Privately-held Equities	Other Investments	Total

Beginning fair value	$265,799	$87,869	$353,668
Purchases	20,125	47,092	67,217
Sales	—	(1,289)	(1,289)
Total realized and unrealized losses	(11,183)	(40,368)	(51,551)
Transfer out of Level 3 into Level 2	—	(83,740)	(83,740)
Ending fair value	$274,741	$9,564	$284,305

	2019
	Fixed maturity investments				Privately-held Equities	Other Investments	Total
	Corporate	Residential mortgage-backed	Commercial mortgage-backed	Asset-backed
Beginning fair value	$37,386	$—	$7,389	$9,121	$228,710	$39,367	$321,973
Purchases	184	—	—	—	30,713	56,908	87,805
Sales	(3,520)	—	(784)	(3,605)	(2,016)	(590)	(10,515)
Total realized and unrealized gains (losses)	90	(1)	64	255	8,392	(7,816)	984
Transfer into Level 3 from Level 2	3,535	102	1,515	21,024	—	—	26,176
Transfer out of Level 3 into Level 2	(37,675)	(101)	(8,184)	(26,795)	—	—	(72,755)
Ending fair value	$—	$—	$—	$—	$265,799	$87,869	$353,668
Net realized and unrealized gains related to Level 3 assets in the table above are included in net realized and unrealized gains (losses) in our consolidated statements of earnings.
The securities transferred from Level 2 to Level 3 were transferred due to insufficient market observable inputs for the valuation of the specific assets. The transfers from Level 3 to Level 2 were based upon obtaining market observable information regarding the valuations of the specific assets.
Valuations Techniques and Inputs
The table below presents the quantitative information related to the fair value measurements for our privately held equity investments measured at fair value on a recurring basis using Level 3 inputs:

Quantitative Information about Level 3 Fair Value Measurements
Fair Value as of December 31, 2020	Valuation Techniques	Unobservable Input	Average (1)
(in millions of U.S. dollars)
$230.3	Guideline company methodology	Distribution waterfall	12.98
$54.0	Cost as approximation of fair value	Cost as approximation of fair value
$284.3
(1) The average represents the arithmetic average of the inputs and is not weighted by the relative fair value.
Insurance Contracts - Fair Value Option
The following table presents a reconciliation of the beginning and ending balances for all insurance contracts measured at fair value on a recurring basis using Level 3 inputs during the years ended December 31, 2020 and 2019:

	2020			2019
	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net	Liability for losses and LAE	Reinsurance balances recoverable on paid and unpaid losses	Net
Beginning fair value	$2,621,122	$695,518	$1,925,604	$2,874,055	$739,591	$2,134,464
Assumed business	1,526	(180,972)	182,498	9,218	—	9,218
Incurred losses and LAE:
Reduction in estimates of ultimate losses	(73,596)	59,478	(133,074)	(32,690)	(2,958)	(29,732)
Reduction in unallocated LAE	(17,484)	—	(17,484)	(19,915)	—	(19,915)
Change in fair value	157,965	38,919	119,046	160,630	43,449	117,181
Total incurred losses and LAE	66,885	98,397	(31,512)	108,025	40,491	67,534
Paid losses	(300,234)	(101,326)	(198,908)	(416,770)	(92,145)	(324,625)
Effect of exchange rate movements	63,621	9,213	54,408	46,594	7,581	39,013
Ending fair value	$2,452,920	$520,830	$1,932,090	$2,621,122	$695,518	$1,925,604
The net assumed business of $182.5 million in the current period relates to the Hannover Re novation transaction disclosed in Note 4 - "Significant New Business." Changes in fair value in the table above are included in net incurred losses and LAE in our consolidated statements of earnings.
The following table presents the components of the net change in fair value for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Changes in fair value due to changes in:
Duration	$20,861	$22,719	$74,011
Corporate bond yield	96,478	94,462	(71,031)
Weighted cost of capital	(5,048)	—
Risk cost of capital	6,755	—	3,684
Change in fair value	$119,046	$117,181	$6,664
Below is a summary of the quantitative information regarding the significant observable and unobservable inputs used in the internal model to determine fair value on a recurring basis as of December 31, 2020 and 2019:

		2020	2019
Valuation Technique	Unobservable (U) and Observable (O) Inputs	Weighted Average	Weighted Average
Internal model	Corporate bond yield (O)	A rated	A rated
Internal model	Credit spread for non-performance risk (U)	0.2%	0.2%
Internal model	Risk cost of capital (U)	5.1%	5.1%
Internal model	Weighted average cost of capital (U)	8.25%	8.5%
Internal model	Duration - liability (U)	8.17 years	7.82 years
Internal model	Duration - reinsurance balances recoverable on paid and unpaid losses (U)	8.23 years	8.68 years
The fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses may increase or decrease due to changes in the corporate bond rate, the credit spread for non-performance risk, the risk cost of capital, the weighted average cost of capital and the estimated payment pattern as described below:
•An increase in the corporate bond rate or credit spread for non-performance risk would result in a decrease in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses. Conversely, a decrease in the corporate bond rate or credit spread for non-performance risk would result in an increase in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses.
•An increase in the weighted average cost of capital would result in an increase in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses. Conversely, a decrease in the weighted average cost of capital would result in a decrease in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses.
•An increase in the risk cost of capital would result in an increase in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses. Conversely, a decrease in the risk cost of capital would result in a decrease in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses.
•The duration of the liability and recoverable is adjusted every period to reflect actual net payments during the period and expected future payments. An acceleration of the estimated payment pattern, a decrease in duration, would result in an increase in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses. Conversely, a deceleration of the estimated payment pattern, an increase in duration, would result in a decrease in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses.
In addition, the estimate of the capital required to support the liabilities is based upon current industry standards for capital adequacy. If the required capital per unit of risk increases, then the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses would increase. Conversely, a decrease in required capital would result in a decrease in the fair value of the liability for losses and LAE and reinsurance balances recoverable on paid and unpaid losses.
Disclosure of Fair Values for Financial Instruments Carried at Cost
Senior Notes
As of December 31, 2020, our 4.50% Senior Notes due 2022 (the "2022 Senior Notes") and our 4.95% Senior Notes due 2029 (the "2029 Senior Notes" and, together with the 2022 Senior Notes, the "Senior Notes") were carried at amortized cost of $349.3 million and $494.2 million, respectively, while the fair value based on observable market pricing from a third party pricing service was $362.4 million and $573.3 million, respectively. The Senior Notes are classified as Level 2.
Junior Subordinated Notes
As of December 31, 2020, our 5.75% Fixed-Rate Reset Junior Subordinated Notes due 2040 (the “Junior Subordinated Notes”) were carried at amortized cost of $344.8 million, while the fair value based on observable market pricing from a third party pricing service was $365.7 million. The Junior Subordinated Notes are classified as Level 2.
Insurance Contracts
Disclosure of fair value of amounts relating to insurance contracts is not required, except those for which we elected the fair value option, as described above.
Remaining Assets and Liabilities
Our remaining assets and liabilities were generally carried at cost or amortized cost, which due to their short-term nature approximates fair value as of December 31, 2020 and 2019.